Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Below is a summary of assets measured at fair value on a recurring basis and assets measured at net asset value:

		Fair Value Measurement
Total Investments	December 31, 2025	Level 1	Level 2	Level 3
Common Collective Trust Funds (1)	$1,000,596,721	$—	$—	$—
Employer Securities	60,790,842	60,790,842	—	—
Mutual Funds	150,313,636	150,313,636	—	—
Self-Directed Brokerage Account	5,380,583	5,380,583	—	—
Total	$1,217,081,782	$216,485,061	$—	$—

		Fair Value Measurement
Total Investments	December 31, 2024	Level 1	Level 2	Level 3
Common Collective Trust Funds (1)	$845,820,377	$—	$—	$—
Employer Securities	63,740,012	63,740,012	—	—
Mutual Funds	123,628,937	123,628,937	—	—
Self-Directed Brokerage Account	1,776,536	1,776,536	—	—
Total	$1,034,965,862	$189,145,485	$—	$—
(1)The fair value of each common collective trust fund has been estimated using the net asset value of the investment as a practical expedient.